Commitments and Contingencies	12 Months Ended
Sep. 25, 2011
Commitments and Contingencies Disclosure [Text Block]
6.     Commitments and Contingencies

Operating and Capital Leases

We are committed under various operating lease agreements. Total rent expense under these operating leases was $4,077,000 in 2011, $4,314,000 in 2010 and $9,858,000 in 2009.

We lease some manufacturing equipment that has been treated as a capital lease for accounting purposes. The present value of the minimum quarterly payments resulted in an initial $686,000 lease obligation and related leased asset.

Future minimum payments for all operating leases and capital leases with initial or remaining terms of one year or more subsequent to September 25, 2011 are as follows:

	Operating Leases	Capital Leases
2012	$3,264	$280
2013	2,554	–
2014	1,110	–
2015	526	–
2016	6	–
Thereafter	–	–
Total minimum lease payments	$7,460	$280

Amount representing interest		$(8)
Present value of minimum lease payments		$272

Legal Proceedings

We and certain users of our products have from time to time received, and may in the future receive, communications from third parties asserting patents against us or our customers which may relate to certain of our manufacturing equipment or products or to products that include our products as a component. In addition, certain of our customers have been sued on patents having claims closely related to products sold by us. If any third party makes a valid infringement claim and a license was not available on terms acceptable to us, our operating results could be adversely affected. We expect that, as the number of patents issued continues to increase, and as we grow, the volume of intellectual property claims could increase. We may need to engage in litigation to enforce patents issued or licensed to us, protect trade secrets or know-how owned by us or determine the enforceability, scope and validity of the intellectual property rights of others. We could incur substantial costs in such litigation or other similar legal actions, which could have a material adverse effect on our results of operations.

We are a party to ordinary routine litigation incidental to our business. The outcome of such claims is not expected to materially affect our current or future financial position or results of operations.